SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Australia - 1.4%
Atlassian Corp. - Class A (a)	707	$125,690
Worley Ltd.	4,085	39,273
		164,963

Austria - 0.2%
ams-OSRAM AG (a)	2,040	25,457

Belgium - 0.4%
Solvay SA	1,307	42,967

Canada - 3.5%
Air Canada (a)	2,513	35,682
Bausch Health Cos., Inc. (a)	6,003	44,542
BlackBerry Ltd. (a)	7,384	28,335
Bombardier, Inc. - Class B (a)	585	68,393
BRP, Inc.	612	38,515
Canadian Tire Corp. Ltd. - Class A	350	43,643
CGI, Inc.	801	77,782
Open Text Corp.	1,944	64,288
		401,180

China - 0.8%
Lenovo Group Ltd.	65,938	93,720

Denmark - 1.2%
Bavarian Nordic AS (a)	878	32,557
Genmab AS (a)	285	70,930
GN Store Nord AS (a)	1,618	29,313
		132,800

Finland - 0.9%
Nokia Oyj	24,844	106,930

France - 14.5%
Airbus SE	1,155	241,953
Alstom SA (a)	3,313	79,611
Arkema SA	792	56,150
Capgemini SE	615	87,382
Criteo SA - ADR (a)	950	23,589
EssilorLuxottica SA	650	197,866
Forvia SE (a)	3,125	41,641

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
France - 14.5% (Continued)
L'Oreal SA	730	$339,819
Orange SA	8,037	130,695
Renault SA	2,029	79,758
Sanofi SA	2,578	254,823
Teleperformance SE	509	39,254
Ubisoft Entertainment SA (a)	2,577	28,183
Valeo SE	3,613	43,769
Vivendi SE	8,479	30,315
Worldline SA/France (a)(b)	4,763	15,825
		1,690,633

Germany - 19.8%
adidas AG	541	105,286
BASF SE	3,141	166,683
Bayer AG	4,056	133,149
Bayerische Motoren Werke AG	1,841	192,679
Continental AG	1,134	99,500
Deutz AG	2,553	26,552
Evonik Industries AG	3,732	71,997
Fresenius Medical Care AG	1,295	66,343
HelloFresh SE (a)	2,752	24,334
HUGO BOSS AG	771	37,965
KION Group AG	1,058	68,819
LANXESS AG	1,320	37,433
Mercedes-Benz Group AG	3,049	190,302
Puma SE	1,974	49,629
SAP SE	800	216,854
Siemens AG	1,285	355,687
Siemens Energy AG (a)	1,988	210,994
Siemens Healthineers AG (b)	2,840	157,189
thyssenkrupp AG	5,640	59,569
Wacker Chemie AG	482	36,766
		2,307,730

Ireland - 0.7%
Aptiv PLC (a)	1,066	84,779

Israel - 1.2%
Nice Ltd. (a)	476	67,656
Playtika Holding Corp.	4,712	17,481
Radware Ltd. (a)	723	18,248

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Israel - 1.2% (Continued)
SolarEdge Technologies, Inc. (a)	1,084	$36,661
		140,046

Italy - 1.2%
Leonardo SpA	1,730	98,626
Saipem SpA	16,202	45,492
		144,118

Japan - 18.5%
Bridgestone Corp.	2,883	131,462
Brother Industries Ltd.	2,009	34,286
Eisai Co. Ltd.	1,746	53,917
FUJIFILM Holdings Corp.	5,384	128,633
Fujitsu Ltd.	6,043	147,050
Hitachi Ltd.	8,924	245,880
Honda Motor Co. Ltd.	14,374	160,608
Horiba Ltd.	396	29,911
Konica Minolta, Inc. (a)	9,296	31,977
Mazda Motor Corp.	5,425	36,731
Mitsui Chemicals, Inc.	1,904	47,135
Nikon Corp.	3,756	42,645
Nissan Motor Co. Ltd. (a)	25,841	58,450
Omron Corp.	1,400	36,125
Panasonic Holdings Corp.	11,076	114,186
Sharp Corp./Japan (a)	6,435	38,963
Shiseido Co. Ltd.	2,500	40,931
Sony Group Corp.	11,472	318,738
Takeda Pharmaceutical Co. Ltd.	5,316	159,927
Toyota Motor Corp.	15,343	299,959
		2,157,514

Jersey - 0.2%
Novocure Ltd. (a)	1,872	23,082

Netherlands - 5.4%
Akzo Nobel NV	971	67,023
Arcadis NV	819	37,770
Fugro NV	1,629	22,450
Koninklijke Philips NV	4,364	120,234
NXP Semiconductors NV	762	178,956
Randstad NV	1,289	60,908
Signify NV (b)	1,614	42,598

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Netherlands - 5.4% (Continued)
Stellantis NV	10,060	$96,320
		626,259

Norway - 0.5%
Yara International ASA	1,657	60,282

Spain - 0.5%
Grifols SA	4,146	58,545

Sweden - 5.8%
Autoliv, Inc.	493	61,167
Electrolux AB - Class B (a)	3,560	21,094
H & M Hennes & Mauritz AB - Class B	6,009	88,156
Husqvarna AB - Class B	6,666	37,808
Saab AB	1,662	93,983
Securitas AB - Class B	3,388	51,816
Telefonaktiebolaget LM Ericsson - Class B	15,391	122,451
Volvo AB - Class B	6,376	195,972
		672,447

Switzerland - 9.4%
Adecco Group AG	1,716	54,902
Amcor PLC	8,351	72,069
Logitech International SA	701	72,382
Novartis AG	2,884	364,613
Roche Holding AG	1,180	383,871
STMicroelectronics NV	4,181	113,724
Transocean Ltd. (a)	10,823	32,794
		1,094,355

United Kingdom - 13.5%
AstraZeneca PLC	1,875	298,790
Barclays PLC	28,987	141,201
BT Group PLC	30,631	89,633
Burberry Group PLC (a)	2,344	40,663
Capri Holdings Ltd. (a)	1,419	29,217
Clarivate PLC (a)	8,603	37,423
Endava PLC - ADR (a)	1,287	18,893
GSK PLC	10,926	214,500
Johnson Matthey PLC	1,988	51,349
Marks & Spencer Group PLC	11,120	51,913
Pearson PLC	3,440	50,076

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
United Kingdom - 13.5% (Continued)
Shell PLC	7,925	$291,781
Smith & Nephew PLC	4,227	79,014
Standard Chartered PLC	7,008	131,283
WPP PLC	8,884	46,938
		1,572,674
TOTAL COMMON STOCKS (Cost $10,218,761)		11,600,481

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 4.22%(c)	17,466	17,466
TOTAL MONEY MARKET FUNDS (Cost $17,466)		17,466

TOTAL INVESTMENTS - 99.8% (Cost $10,236,227)		$11,617,947
Other Assets in Excess of Liabilities - 0.2%		22,321
TOTAL NET ASSETS - 100.0%		$11,640,268

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $215,612 or 1.9% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

SPARKLINE ETFs

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Sparkline International Intangible Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$11,600,481	$—	$—	$11,600,481
Money Market Funds	17,466	—	—	17,466
Total Investments	$11,617,947	$—	$—	$11,617,947
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.